Capital and reserves	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Capital and reserves
19.	Capital and reserves

(a)	Share capital

(Number of shares, unless stated otherwise)
	December 31, 2019	December 31, 2018
Number of shares issued	50,000,000	50,000,000
Number of shares authorized	60,000,000	50,000,000
Par value	EUR 0.002	EUR 0.002

Share capital, RUB thousands	8,547	8,547

The Company issued 1,000 ordinary shares on May 28, 2014 in exchange for contribution in cash of RUB 47 thousand that were allocated to Share capital and 99,000 ordinary shares on February 24, 2016 in exchange for contribution in cash of RUB 5,000,000 thousand, of which RUB 8,500 thousand were allocated to Share capital and RUB 4,991,500 thousand to Share premium.

All shares issued are fully paid.
On March 1, 2018 the Registrar of Companies of Cyprus registered the subdivision of the existing Company’s share capital of 100,000 ordinary shares of EUR 1.00 each into 50,000,000 ordinary shares of EUR 0.002 each.
On October 24, 2019, the shareholders approved the increase of the authorized share capital of the Company from 50,000,000 shares to 60,000,000 shares.

(b)	Ordinary shares
The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of shareholders.

(c)	Share premium
As at December 31, 2017 the share premium included a contribution of RUB 4,991,500 thousand received from shareholders on February 24, 2016 and an amount of RUB 91,998 thousand attributable to the management incentive agreement.
On January 29, 2018 the District Court of Nicosia (Cyprus) has issued a court order ratifying the reduction of the share premium of the Company by RUB 3,422,874 thousand. On February 16, 2018 the Registrar of Companies of Cyprus has registered the reduction of the Group’s share premium by RUB 3,422,874 thousand based on the shareholders resolution and the court order. This reduction was offset against retained earnings.
As at December 31, 2018 the share premium included a contribution of RUB 1,568,626 thousand and an amount of RUB 160,774 thousand attributable to the management incentive agreement (see note 20(a)).
As at December 31, 2019 the share premium included a contribution of RUB 1,568,626 thousand and an amount of RUB 295,251 thousand attributable to the equity-settled awards (see note 20(a) and 29(b)).

(d)	Distributions to shareholders and non-controlling interest

(i)	Distributions to shareholders
On May 28, 2019 the Board of Directors has approved dividend of $0.36 per share for the year ended December 31, 2018, which amounted to $18,000,000 or RUB 1,160,345 thousand. The dividends were paid to shareholders in July 2019.
During the year ended December 31, 2017 the Group made distributions to shareholders of RUB 3,375,197 thousand, partly financed with the loan in the amount of RUB 2,000,000 thousand obtained on October 5, 2017 from PJSC ‘VTB Bank’ (see note 21(a)) and partly offset by the outstanding shareholder loans granted in 2016.

(ii)	Distributions to non-controlling interest
The Group subsidiaries in Kazakhstan and Belarus have declared dividends to the Group and to the non-controlling
interest. Dividends declared by these entities to
non-controlling
shareholders amounted to RUB 126,460 thousand for the year ended December 31, 2019, RUB 79,850 thousand for the year ended December 31, 2018 and RUB 53,029 thousand for year ended December 31, 2017. Dividends settled by these entities to non-controlling
shareholders (including withholding tax) amounted to RUB 131,456 thousand for the year ended December 31, 2019, RUB 77,629 thousand for the year ended December 31, 2018 and RUB 49,804 thousand for the year ended December 31, 2017.

(e)	Foreign currency translation reserve
The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

(f)	Equity of parent company
Capital and reserves of the parent company HeadHunter Group PLC as at December 31, 2019 in accordance with local GAAP are presented in the table below.
(in thousands of Russian Roubles)

December 31, 2019
Share capital	8,547
Share premium	1,581,467
Other reserves	(61)
Retained earnings	1,593,391

Total equity	3,183,344